INCOME TAXES - Disclosure of deferred taxes (Details)	12 Months Ended
Nov. 30, 2019 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liability) - beginning balance	$ (245,813)
Tax recovery (expense)	245,479
Foreign exchange	334
Net deferred tax assets (liability) - ending balance	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liability) - beginning balance	(257,223)
Tax recovery (expense)	256,875
Foreign exchange	348
Net deferred tax assets (liability) - ending balance	0
Non-capital losses carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liability) - beginning balance	11,410
Tax recovery (expense)	(11,396)
Foreign exchange	(14)
Net deferred tax assets (liability) - ending balance	$ 0